May 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re: Massachusetts Mutual Life Insurance Company

Panorama Separate Account

File No. 333-01363 (formerly 002-73050)

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Panorama Separate Account (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information (“SAI”) for certain deferred variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in post-effective amendment number 14 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 27, 2009.

Sincerely,

/s/ Gary F. Murtagh
Gary F. Murtagh
Assistant Vice President and Counsel